Newfound Multi-Asset Income Fund
NEWFOUND MULTI-ASSET INCOME FUND – FUND SUMMARY
Investment Objective:
Income
with capital appreciation as a secondary objective.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 9 of the Fund’s Prospectus and Purchase, Redemption and Pricing of Fund Shares on page 36 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Newfound Multi-Asset Income Fund	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load)	none	none	none
Redemption Fee (as a % of amount redeemed if held less than 30 days)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Newfound Multi-Asset Income Fund		Class A	Class C	Class I
Management Fees		1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	0.65%	0.65%	0.65%
Acquired Fund Fees and Expenses	[1][2]	0.38%	0.38%	0.38%
Total Annual Fund Operating Expenses		2.28%	3.03%	2.03%
Fee Waiver and Expense Reimbursement	[3]	(0.30%)	(0.30%)	(0.30%)
Total Annual Fund Operating Expenses After Fee Waiver		1.98%	2.73%	1.73%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange traded funds.
[3]	The Fund's adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until July 31, 2016 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 1.60%, 2.35% and 1.35% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fiscal year end during which the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits. These agreements may be terminated only by the Fund's Board of Trustees, on 60 days' written notice to the Fund's adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example Newfound Multi-Asset Income Fund (USD $)	1 Year	3 Years
Class A	764	1,219
Class C	276	908
Class I	176	608

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies:

The Fund seeks to achieve its investment objective by investing in exchange traded funds (“ETFs”) that invest in foreign (including emerging market) and domestic (i) equity securities of any market capitalization (including common stock, preferred stock, real estate investment trusts (“REITs”) and master limited partnerships (“MLPs”), (ii) fixed income securities of any credit quality, duration or maturity (including corporate bonds, high-yield bonds, convertible bonds, treasuries and emerging market bonds) and (iii) other income producing securities (including bank loans). The Fund may also invest in these types of securities through other exchange traded products (such as exchange traded notes (“ETNs”)).

The adviser utilizes a rules based investment process to determine which securities to buy and sell for the Fund. The process begins with a determination of the eligible ETF investment universe for the strategy. The adviser seeks to include ETFs in the investment universe that offer high income relative to ETFs as a whole. Secondary considerations when selecting the ETF investment universe include liquidity and ETF costs.

The adviser then relies on signals from its proprietary algorithmic models to determine which ETFs from the investment universe to include in the portfolio by determining whether each ETF in the investment universe is exhibiting positive or negative momentum. ETFs that are deemed to be exhibiting negative momentum are excluded from the portfolio. The adviser then analyzes the yield to risk ratio of the remaining ETFs in the investment universe in order to determine the portfolio allocation of the Fund. The ETFs are weighted based on their yield to risk ratio, which is their income potential per unit of risk. Those ETFs with a higher income potential per unit of risk are given a greater weighting in the portfolio. The allocation to any one ETF (other than to short-term, investment grade fixed income ETFs) is limited to 25% of the Fund’s assets calculated at the time of rebalancing of the Fund’s portfolio. As such, when three or fewer ETFs are represented in the Fund, the remainder of the Fund’s assets will be held in cash or invested directly or indirectly in investment grade short term fixed income securities, up to 100%. The model is evaluated weekly using the adviser’s rules-based allocation methodology, which is based on the adviser’s proprietary quantitative model that seeks to evaluate the underlying trends of the ETFs as well as their yield to risk ratios.

The Fund has the flexibility to invest in any combination of the securities described above. The Fund may invest in a basket of securities to represent a category of securities if it determines that investment in the ETF for that category of security is not feasible or otherwise would not be in the best interests of the Fund and its shareholders.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

• Currency Risk: If the Fund invests in securities that trade in, and receive revenues in, foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

• Emerging Market Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

• ETF Risk: ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and also may be higher than other mutual funds that invest directly in securities. ETFs are subject to specific risks, depending on the nature of the ETF.

• ETN Risk: Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

• Fixed Income Risk: The Fund may invest in fixed income securities, directly or through ETFs. The credit quality rating of securities may be lowered if an issuer’s financial condition deteriorates and issuers may default on their interest and or principal payments. Typically, a rise in interest rates causes a decline in the value of fixed income securities.

• Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

• Investment Model Risk: Like all quantitative analysis, the adviser’s investment model carries a risk that the mathematical model used might be based on one or more incorrect assumptions. Rapidly changing and unforeseen market dynamics could also lead to a decrease in short term effectiveness of the adviser’s algorithmic model. No assurance can be given that the fund will be successful under all or any market conditions.

• Junk Bond Risk. To the extent the Fund invests in high yield securities (junk bonds), it will be subject to greater levels of interest rate, liquidity and credit risks than funds that do not invest in such securities.

• Limited History of Operations: The Fund is a new mutual fund and has a limited history of operations for investors to evaluate. Investors bear the risk that the Fund may not be able to implement its investment strategies or attract sufficient assets.

• Management Risk: The Adviser’s reliance on its strategy and judgments about the attractiveness, value and potential appreciation of particular securities and the tactical allocation among the Fund’s investments may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall equity and fixed income securities market risks affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.

• New Adviser Risk: The Adviser has not previously managed a mutual fund.

• Smaller and Medium Capitalization Stock Risk: The earnings and prospects of smaller and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Smaller and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

• Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs and may result in higher taxes when Fund shares are held in a taxable account.

Performance:

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.thinknewfoundfunds.com or by calling 1-855-394-9777.